Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies
Schedule of fair value of the financial assets and liabilities

		Fair Value Measurements at December 31, 2010
	Total Carrying Value at December 31, 2010	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash and cash equivalents	$23,740	$23,740	$—	$—
Marketable securities	8,964	1,024	7,940	—
Marketable securities — restricted	261	—	261	—
Cash and cash equivalents — restricted(1)	1,453	1,453	—	—

Total assets at fair value	$34,418	$26,217	$8,201	$—

(1)  Included in assets of discontinued operations at December 31, 2010.

		Fair Value Measurements at December 31, 2011
	Total Carrying Value at December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Assets:
Cash and cash equivalents	$48,544	$48,544	$—	$—
Marketable securities — restricted	245	—	245	—

Total assets at fair value	$48,789	$48,544	$245	$—

Liabilities:
Warrant liability	$697	$—	$—	$697

		Fair Value Measurements at September 30, 2012
	Total Carrying Value at September 30, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands) (unaudited)
Assets:
Cash and cash equivalents	$23,412	$23,412	$—	$—
Marketable securities	37,256	—	37,256	—
Marketable securities — restricted	275	—	275	—
Marketable securities — noncurrent	1,804	—	1,804	—

Total assets at fair value	$62,747	$23,412	$39,335	$—

Liabilities:
Warrant liability	$1,463	$—	$—	$1,463

Schedule of assumptions used to calculate fair value of stock warrant liability using Monte-Carlo simulation on a Black-Scholes lattice model

Exercise Price	$4 - $5 per share
Volatility	80%
Stock Price as of September 30, 2012	$11.55 per share
Term	8.3 - 9.3 years
Dividend Yield	0.0%
Risk-Free Rate	1.4% - 1.5%

Schedule of the entity's common stock warrant liability

Year Ended December 31, 2011 and Nine Months Ended September 30, 2012
(in thousands)
Balance at December 31, 2010	$—
Issuance of Series A Preferred Stock warrants	612
Changes in fair value of warrants included in earnings	85

Balance at December 31, 2011	697
Changes in fair value of warrants included in earnings (unaudited)	766

Balance at September 30, 2012 (unaudited)	$1,463

Schedule of average useful lives used to compute depreciation and amortization

Computer equipment	3 years
Software	3 years
Lab and office equipment	5 years
Furniture	7 years
Leasehold Improvements	Shorter of lease term or useful life
Manufacturing equipment	5 - 10 years

Schedule of common stock equivalents excluded in the calculation of diluted earnings (loss) per share

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Series A Preferred Stock	—	12,249,998	12,249,998	12,249,998	5,409,671
Warrants to purchase Series A Preferred Stock/Common Stock	—	—	143,749	26,227	71,662
Stock options, Non-Vested Stock Options and ESPP Awards	—	767,428	598,109	429,442	290,029